                                                                    MONEY MARKET
                                                                           FUNDS



                               [Graphic Omitted]



                                                    the difference is experience
                                                              Semi-Annual Report
                                             for the period ended April 30, 2000

[graphic omitted]

MONEY FUNDS                             CONTENTS

MONEY MARKET FUND                       message from the president         1

TAX-EXEMPT MONEY MARKET FUND            statements of assets               2
                                        and liabilities
CALIFORNIA MONEY FUND
                                        statements of operations           4

                                        statements of changes              5
                                        in net assets

                                        statements of changes              7
                                        in net assets - capital
                                        stock activity

                                        financial highlights               8

                                        portfolio of investments          14

                                        notes to financial                21
                                        statements
                                        (unaudited)

[Photo of William G. Papesh]

Dear Shareholder,

The tides of the equity markets shifted in the past six months, as the prices of many stocks that drove markets to new highs in late 1999 retreated. Although first quarter earnings were strong and most companies had healthy balance sheets, prices of many growth stocks were overextended, peaking in early March. This concentrated correction may be a healthy revaluation and could pave the way for the return of market breadth. Some of the "Old Economy" stocks should continue to gain favor relative to higher-valued "dot com" companies. Market volatility has been unprecedented, as four of the technology-heavy NASDAQ Index's ten worst historical days (on a percentage basis) were recorded in April 2000.

The recent divergence of market indices can create confusion when reported by media sources. Historically, the Dow Jones Industrial Average (DJIA), which is most watched, dates back prior to 1900 and measures 30 of the country's largest companies' stock performance. With increased investment awareness and intensified financial news reporting, additional indices are now being followed on a minute-by-minute basis around the globe. For example, the Standard & Poor's 500 (S&P 500) Index, a capitalization-weighted compilation of 500 of the largest companies traded on domestic market exchanges, has become the most common benchmark used by domestic equity mutual funds. It is broader in scope than the DJIA and more indicative of the overall large-cap market. Another index that has grabbed recent headlines is the NASDAQ. It has a much more significant exposure to small- and medium-sized companies. Much of the NASDAQ's popularity can be attributed to its concentration in technology holdings and its meteoric rise in the past several years. No matter what index you track, it is important to keep the scope and relative magnitude of the daily moves in perspective. While 100 point fluctuations in the DJIA attracted headlines in the past, this now only represents a 1% move and has become routine. For comparative purposes, 100 points on the NASDAQ index is approximately 3%. During the 12-month period ended April 30, 2000, the weekly risk or volatility of the NASDAQ Index was nearly double that of the DJIA.(1)

Since the biggest advances in the past several years were narrowly focused, portfolio managers who had stayed away from large concentrations in the hottest sectors were stung by weaker relative performance. Now, as the markets appear to be shifting, adherence to a long-term strategy and investment discipline becomes crucial. The WM Group of Funds' unique focus on strict investment philosophy could pay off with a broadening market and a resurgence of some core value holdings that generate consistent cash flows and earnings.

Because of the recent narrow focus, it is important to manage our expectations of the equity markets. The five-year period ended December 31, 1999, was the strongest ever, with the S&P 500 returning an average of over 28%(2) per year. As we have seen since this past March, these steep gains, particularly for the largest growth stocks, will not continue forever. Therefore, we have to manage our portfolios with that in mind. There are several strategies and solutions that can help temper short-term market fluctuations including: regular investments, diversified portfolios with multiple asset classes, and sticking with a long-term plan.

During the period, we added the WM Mid Cap Stock Fund to help round out our Fund family. The Fund will focus on taking advantage of the growth potential from medium-sized companies. We also changed the names of a few of our Funds to more closely match their investment objectives, making it easier for you to understand how the Funds could possibly fit your individual investment needs.

I again stress the importance of meeting with your Investment Representative and maintaining a long-term diversified focus. Your Representative can assess your risk tolerance and help you make any changes necessary to put you on track toward meeting your long-term goals. At the WM Group of Funds, our experience has proven that the key to successful investing is a long-term focus. Markets will shift in response to short-term conditions, but long-term investing does not depend on accurate predictions of short-term events.

We will continue to build, grow and leverage our experience and history to help meet your investment needs - just as we have for over 60 years. Thank you for your continued confidence in the WM Group of Funds.

     Sincerely,

 /s/ William G. Papesh

     William G. Papesh
     President

(1) Source: NASDAQ and Dow Jones. Both are unmanaged indices of common stocks. Risk is measured by standard deviation or the movement around the mean return.

(2) Source: Ibbotson Associates. The S&P 500 is an unmanaged index of common stocks. Results include reinvestment of dividends.

Past performance is no guarantee of future results. Individuals cannot invest directly in any index.

STATEMENTS of ASSETS and LIABILITIES

WM GROUP OF FUNDS
APRIL 30, 2000 (UNAUDITED)

                                                      TAX-EXEMPT
                                           MONEY         MONEY     CALIFORNIA
                                           MARKET       MARKET        MONEY
                                            FUND         FUND         FUND
                                        ------------  -----------  -----------
ASSETS:
Investments, at value
  (See portfolios of investments) (a)   $494,090,092  $27,730,902  $35,573,781
Interest receivable ..................     1,562,809      238,453      360,559
Receivable for Fund shares sold ......     4,433,368       48,565      218,816
Prepaid expenses and other assets ....        12,282          710          842
                                        ------------  -----------  -----------
    Total Assets .....................   500,098,551   28,018,630   36,153,998
                                        ------------  -----------  -----------
LIABILITIES:
Payable for Fund shares redeemed .....     2,981,782       20,251       28,580
Payable for investment securities
  purchased ..........................    21,016,539      --           960,245
Investment advisory fee payable ......       180,910        6,755       12,500
Shareholder servicing and distribution
  fees payable .......................        13,884          289            1
Accrued printing and postage fees ....       181,242       13,704       12,363
Accrued legal and audit fees .........        38,059       10,920       11,055
Accrued registration and filing fees .        27,133        4,668        1,191
Transfer agent fees payable ..........        46,608        5,284        2,740
Dividends payable ....................        30,017        1,688        1,539
Due to custodian .....................           101           10        1,834
Accrued expenses and other payables ..        64,772        5,441       11,075
                                        ------------  -----------  -----------
    Total Liabilities ................    24,581,047       69,010    1,043,123
                                        ------------  -----------  -----------
NET ASSETS ...........................  $475,517,504  $27,949,620  $35,110,875
                                        ============  ===========  ===========
----------------
(a) Investments, at cost .............  $494,090,092  $27,730,902  $35,573,781
                                        ============  ===========  ===========

                       See Notes to Financial Statements.

WM GROUP OF FUNDS
APRIL 30, 2000 (UNAUDITED)

                                                    TAX-EXEMPT
                                        MONEY         MONEY      CALIFORNIA
                                       MARKET         MARKET        MONEY
                                        FUND           FUND         FUND
                                    -------------  ------------  -----------
NET ASSETS CONSIST OF:
Undistributed net investment
  income .........................  $      3,519   $    --          $  3,771
Accumulated net realized (loss) on
  investments sold ...............       (71,807)       (4,891)      (40,976)
Paid-in capital ..................   475,585,792    27,954,511    35,148,080
                                    ------------   -----------   -----------
      Total Net Assets ...........  $475,517,504   $27,949,620   $35,110,875
                                    ============   ===========   ===========
NET ASSETS:
Class A Shares ...................  $438,501,707   $27,596,873   $35,110,141
                                    ============   ===========   ===========
Class B Shares ...................  $ 16,719,888    $  352,747   $       734
                                    ============    ==========   ===========
Class I Shares ...................  $ 20,295,909        --           --
                                    ============
SHARES OUTSTANDING:
Class A Shares ...................   438,541,405    27,596,850    35,151,847
                                    ============    ==========   ===========
Class B Shares ...................    16,720,315       352,748           734
                                    ============    ==========   ===========
Class I Shares ...................    20,308,271        --           --
                                    ============
CLASS A SHARES:
Net asset value, offering and
  redemption price per share of
  beneficial interest outstanding          $1.00         $1.00         $1.00
                                    ============    ==========   ===========
CLASS B SHARES:
Net asset value and offering price
  per share of beneficial interest
  outstanding* ...................         $1.00         $1.00         $1.00
                                    ============    ==========   ===========
CLASS I SHARES:
Net asset value, offering and
  redemption price per share of
  beneficial interest outstanding          $1.00        --           --
                                    ============

--------------
* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       See Notes to Financial Statements.

STATEMENTS of OPERATIONS

WM GROUP OF FUNDS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

                                                      TAX-EXEMPT
                                           MONEY         MONEY    CALIFORNIA
                                           MARKET       MARKET       MONEY
                                            FUND         FUND        FUND
                                        ------------  -----------  ---------
INVESTMENT INCOME:
Interest .............................  $15,778,599   $  573,041   $ 537,791
                                        -----------   ----------   ---------
EXPENSES:
Investment advisory fee ..............    1,208,899       67,770      77,875
Legal and audit fees .................       41,366        9,217       8,916
Registration and filing fees .........      117,674       19,843       6,925
Printing and postage fees ............       81,684        6,523       8,407
Other ................................      105,437        8,599      12,122
Shareholder servicing and distribution
  fees:
  Class B Shares .....................       88,977        1,796          79
Transfer agent fees:
  Class A Shares .....................      270,547       26,183      15,366
  Class B Shares .....................       15,437           75          22
Fees waived by investment advisor ....       --          (28,515)     --
                                        -----------   ----------   ---------
      Total expenses .................    1,930,021      111,491     129,712
Fees reduced by credits allowed by the
  custodian ..........................       (4,314)      (1,031)       (449)
                                        -----------   ----------   ---------
      Net expenses ...................    1,925,707      110,460     129,263
                                        -----------   ----------   ---------
NET INVESTMENT INCOME ................   13,852,892      462,581     408,528
                                        -----------   ----------   ---------

NET REALIZED GAIN FROM INVESTMENT
  TRANSACTIONS .......................        2,000       --          --
                                        -----------   ----------   ---------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.....................  $13,854,892   $  462,581   $ 408,528
                                        ===========   ==========   =========

                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET assets

WM GROUP OF FUNDS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

                                                                               TAX-EXEMPT
                                                                  MONEY           MONEY          CALIFORNIA
                                                                  MARKET          MARKET            MONEY
                                                                   FUND            FUND             FUND
                                                             -------------    -------------    -------------
Net investment income ....................................   $  13,852,892    $     462,581    $     408,528
Net realized gain on investment transactions .............           2,000             --               --
                                                             -------------    -------------    -------------
Net increase in net assets resulting from operations .....      13,854,892          462,581          408,528
Distributions to shareholders from net investment income:
  Class A Shares .........................................     (11,647,143)        (458,506)        (408,410)
  Class B Shares .........................................        (368,520)          (4,075)            (118)
  Class I Shares .........................................      (1,837,229)            --               --
Net (decrease) in net assets from Fund share transactions:
  Class A Shares .........................................     (21,945,124)      (3,756,023)         894,413
  Class B Shares .........................................      (3,731,881)            (815)         (52,399)
  Class I Shares .........................................     (82,463,306)            --               --
                                                             -------------    -------------    -------------
Net increase/(decrease) in net assets ....................    (108,138,311)      (3,756,838)         842,014

NET ASSETS:
Beginning of period ......................................     583,655,815       31,706,458       34,268,861
                                                             -------------    -------------    -------------
End of period ............................................   $ 475,517,504    $  27,949,620    $  35,110,875
                                                             =============    =============    =============

Undistributed net investment income at end of period .....   $       3,519    $        --      $       3,771
                                                             =============    =============    =============

                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET assets

WM GROUP OF FUNDS
FOR THE YEAR ENDED OCTOBER 31, 1999

                                                                                        TAX-EXEMPT
                                                                          MONEY            MONEY         CALIFORNIA
                                                                          MARKET           MARKET           MONEY
                                                                           FUND             FUND             FUND
                                                                      -------------    -------------    -------------
Net investment income .............................................   $  25,645,689    $     869,348    $     803,647
Net realized gain/(loss) on investment transactions ...............          14,291               25               (2)
                                                                      -------------    -------------    -------------
Net increase in net assets resulting from operations ..............      25,659,980          869,373          803,645
Distributions to shareholders from net investment income:
  Class A Shares ..................................................     (21,285,571)        (867,445)        (802,809)
  Class B Shares ..................................................        (349,900)          (1,903)            (710)
  Class S Shares ..................................................        (106,011)            --                 (9)
  Class I Shares ..................................................      (3,900,688)            --                (19)
Net increase/(decrease) in net assets from Fund share transactions:
  Class A Shares ..................................................      56,987,030        5,911,868       (2,951,415)
  Class B Shares ..................................................      13,832,418          141,454           (4,995)
  Class S Shares ..................................................      (6,304,983)            --             (1,182)
  Class I Shares ..................................................      (5,963,302)            --             (1,068)
                                                                      -------------    -------------    -------------
Net increase/(decrease) in net assets .............................      58,568,973        6,053,347       (2,958,562)

NET ASSETS:
Beginning of year .................................................     525,086,842       25,653,111       37,227,423
                                                                      -------------    -------------    -------------
End of year .......................................................   $ 583,655,815    $  31,706,458    $  34,268,861
                                                                      =============    =============    =============
Undistributed net investment income at end of year ................   $       3,519    $        --      $       3,771
                                                                      =============    =============    =============

                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET assets -- CAPITAL stock ACTIVITY

WM GROUP OF FUNDS

Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                       MONEY MARKET FUND             TAX-EXEMPT MONEY MARKET FUND        CALIFORNIA MONEY FUND
                              ----------------------------------   --------------------------------  ------------------------------
                                 SIX MONTHS                          SIX MONTHS                       SIX MONTHS
                                   ENDED                                ENDED                            ENDED
                                  04/30/00          YEAR ENDED        04/30/00        YEAR ENDED        04/30/00      YEAR ENDED
                                 (UNAUDITED)         10/31/99        (UNAUDITED)       10/31/99       (UNAUDITED)      10/31/99
                               --------------     --------------    -------------    -------------   -------------   -------------
CLASS A:
  Sold .....................   $  536,844,211     $  849,142,559    $  15,726,790    $  43,233,412   $  22,323,486   $  33,348,665
  Issued in exchange for
    Class A shares of the
    Griffin Money Market
    Fund....................         --              227,709,262         --               --               --              --
  Issued in exchange for
    Class A shares of the
    Griffin Tax-Free Money
    Market Fund ............         --                --                --             21,062,829         --              --
  Issued as reinvestment of
    dividends ..............       11,407,972         20,521,935          448,672          838,120         396,162         773,933
  Redemption in-kind
   (Note 8) ................         --              (31,927,854)        --               --               --              --
  Redeemed .................     (570,197,307)    (1,008,458,872)     (19,931,485)     (59,222,493)    (21,825,235)    (37,074,013)
                               --------------     --------------    -------------    -------------   -------------   -------------
  Net increase/(decrease) ..   $  (21,945,124)    $   56,987,030    $  (3,756,023)   $   5,911,868   $     894,413   $  (2,951,415)
                               ==============     ==============    =============    =============   =============   =============
CLASS B:
  Sold .....................   $   18,314,181     $   28,425,937    $     256,329    $     534,633   $       5,461   $      32,072
  Converted from Class S
    shares of Fund .........         --                3,673,738         --               --               --              --
  Issued as reinvestment of
    dividends ..............          339,959            330,884            2,050            1,641             105             685
  Redeemed .................      (22,386,021)       (18,598,141)        (259,194)        (394,820)        (57,965)        (37,752)
                               --------------     --------------    -------------    -------------   -------------   -------------
  Net increase/(decrease) ..   $   (3,731,881)    $   13,832,418    $        (815)   $     141,454   $     (52,399)  $      (4,995)
                               ==============     ==============    =============    =============   =============   =============
CLASS S:
  Sold .....................         --               $  322,752         --               --               --        $     --
  Issued as reinvestment of
    dividends ..............         --                   97,701         --               --               --                    9
  Converted to Class B
    shares of Fund .........         --               (3,673,738)        --               --               --              --
  Redeemed .................         --               (3,051,698)        --               --               --               (1,191)
                                                  --------------                                                     -------------
  Net decrease .............         --           $   (6,304,983)        --               --               --        $      (1,182)
                                                  ==============                                                     =============
CLASS I:
  Sold .....................    $  71,177,246     $   71,638,115         --               --               --        $     --
  Contribution in-kind
    (Note 8) ...............         --               31,927,854         --               --               --              --
  Issued as reinvestment of
    dividends ..............        1,837,009          3,634,675         --               --               --                   18
  Redeemed .................     (155,477,561)    $ (113,163,946)        --               --               --               (1,086)
                               --------------     --------------                                                     -------------
  Net decrease .............   $  (82,463,306)    $   (5,963,302)        --               --               --        $      (1,068)
                               ==============     ==============                                                     =============

                       See Notes to Financial Statements.

FINANCIAL highlights

MONEY MARKET FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                    INCOME FROM INVESTMENT OPERATIONS                     LESS DISTRIBUTIONS
                                             ------------------------------------------------      --------------------------------
                                NET                                                                  DIVIDENDS
                           ASSET VALUE,          NET           NET REALIZED       TOTAL FROM         FROM NET
                             BEGINNING        INVESTMENT         GAIN ON          INVESTMENT        INVESTMENT            TOTAL
                             OF PERIOD          INCOME         INVESTMENTS        OPERATIONS          INCOME          DISTRIBUTIONS
                            -----------      ------------      ------------      ------------      -------------      -------------
CLASS A
04/30/00 (unaudited)           $1.00            $0.026           $0.000#            $0.026            $(0.026)           $(0.026)
10/31/99                        1.00             0.044              --               0.044             (0.044)            (0.044)
10/31/98(a)                     1.00             0.041              --               0.041             (0.041)            (0.041)
12/31/97                        1.00             0.049              --               0.049             (0.049)            (0.049)
12/31/96                        1.00             0.048              --               0.048             (0.048)            (0.048)
12/31/95                        1.00             0.052              --               0.052             (0.052)            (0.052)
12/31/94                        1.00             0.034              --               0.034             (0.034)            (0.034)

CLASS B
04/30/00 (unaudited)            1.00             0.021            0.000#             0.021             (0.021)            (0.021)
10/31/99                        1.00             0.034              --               0.034             (0.034)            (0.034)
10/31/98(a)                     1.00             0.035              --               0.035             (0.035)            (0.035)
12/31/97                        1.00             0.041              --               0.041             (0.041)            (0.041)
12/31/96                        1.00             0.038              --               0.038             (0.038)            (0.038)
12/31/95                        1.00             0.042              --               0.042             (0.042)            (0.042)
12/31/94(c)                     1.00             0.018                               0.018             (0.018)            (0.018)

CLASS I
04/30/00 (unaudited)            1.00             0.026            0.000#             0.026             (0.026)            (0.026)
10/31/99                        1.00             0.046              --               0.046             (0.046)            (0.046)
10/31/98(c)                     1.00             0.031              --               0.031             (0.031)            (0.031)
--------------
  *  Annualized.
  #  Amount represents less than $0.001 per share.
  +  Total return is not annualized for periods less than one year. Total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
(a)  Fiscal year end changed to October 31 from December 31.
(b)  Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(c)  On May 2, 1994 and March 23, 1998 the Fund commenced selling Class B and Class I shares, respectively.

                       See Notes to Financial Statements.

                                            RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                   --------------------------------------------------------------------------------------------------
                                                    RATIO OF             RATIO OF           RATIO OF OPERATING
                                                    OPERATING         NET INVESTMENT        EXPENSES TO AVERAGE
       NET                    NET ASSETS,          EXPENSES TO           INCOME TO     NET ASSETS WITHOUT FEE WAIVERS
  ASSET VALUE,    TOTAL     END OF PERIOD          AVERAGE NET          AVERAGE NET    AND/OR FEES REDUCED BY CREDITS
 END OF PERIOD   RETURN+      (IN 000'S)            ASSETS(b)             ASSETS          ALLOWED BY THE CUSTODIAN
  ------------   --------     ------------         -----------          -----------    ------------------------------
    $1.00         2.61%        $438,502               0.70%*               5.18%*                  0.70%*
     1.00         4.52%         460,444               0.72%                4.43%                   0.73%
     1.00         4.19%         403,443               0.66%*               4.94%*                  0.67%*
     1.00         5.04%         260,877               0.75%                4.93%                   0.83%
     1.00         4.88%         229,355               0.79%                4.77%                   0.89%
     1.00         5.33%         171,225               0.92%                5.19%                   1.04%
     1.00         3.47%         125,651               0.95%                3.39%                   1.04%

     1.00         2.08%          16,720               1.75%*               4.13%*                  1.75%*
     1.00         3.44%          20,452               1.77%                3.38%                   1.78%
     1.00         3.52%           6,619               1.64%*               3.96%*                  1.65%*
     1.00         4.15%             471               1.59%                4.15%                   1.80%
     1.00         3.91%             117               1.69%                3.87%                   1.90%
     1.00         4.30%              74               1.94%                4.19%                   2.10%
     1.00         2.78%              11               1.93%*               3.29%*                  2.62%*

     1.00         2.67%          20,296               0.58%*               5.30%*                  0.58%*
     1.00         4.66%         102,760               0.62%                4.53%                   0.63%
     1.00         3.17%         108,720               0.54%*               5.06%*                  0.55%*



                       See Notes to Financial Statements.

FINANCIAL highlights
TAX-EXEMPT MONEY MARKET FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                               INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                                        -------------------------------------------   --------------------------------------------
                              NET                      NET REALIZED                     DIVIDENDS     DISTRIBUTIONS
                          ASSET VALUE,      NET       AND UNREALIZED    TOTAL FROM      FROM NET         FROM
                           BEGINNING     INVESTMENT      GAIN ON        INVESTMENT     INVESTMENT     NET REALIZED       TOTAL
                           OF PERIOD       INCOME      INVESTMENTS      OPERATIONS       INCOME          GAINS       DISTRIBUTIONS
                          -----------   ------------   ------------    ------------    -----------    -------------- -------------
CLASS A
04/30/00 (unaudited)        $1.00          $0.015         $ --           $0.015         $(0.015)          $ --          $(0.015)
10/31/99                     1.00           0.026           --            0.026          (0.026)            --           (0.026)
10/31/98(a)                  1.00           0.026           --            0.026          (0.026)            --           (0.026)
12/31/97                     1.00           0.031           --            0.031          (0.031)            --           (0.031)
12/31/96                     1.00           0.030                         0.030          (0.030)                         (0.030)
12/31/95                     1.00           0.034          0.000#         0.034          (0.034)           (0.000)#      (0.034)
12/31/94                     1.00           0.024           --            0.024          (0.024)            --           (0.024)

CLASS B
04/30/00 (unaudited)         1.00           0.011           --            0.011          (0.011)            --           (0.011)
10/31/99                     1.00           0.016           --            0.016          (0.016)            --           (0.016)
10/31/98(a)                  1.00           0.018           --            0.018          (0.018)            --           (0.018)
12/31/97                     1.00           0.022           --            0.022          (0.022)            --           (0.022)
12/31/96                     1.00           0.020           --            0.020          (0.020)            --           (0.020)
12/31/95                     1.00           0.023          0.000#         0.023          (0.023)           (0.000)#      (0.023)
12/31/94(c)                  1.00           0.010           --            0.010          (0.010)            --           (0.010)
----------------

  *  Annualized.
  #  Amount represents less than $0.001 per share.
  +  Total return is not annualized for periods less than one year. Total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
(a) Fiscal year end changed to October 31 from December 31.
(b) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(c) On May 2, 1994 the Fund commenced selling Class B shares.

                       See Notes to Financial Statements.

                                            RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                   --------------------------------------------------------------------------------------------------
                                                    RATIO OF            RATIO OF            RATIO OF OPERATING
                                                    OPERATING        NET INVESTMENT         EXPENSES TO AVERAGE
       NET                    NET ASSETS,          EXPENSES TO          INCOME TO      NET ASSETS WITHOUT FEE WAIVERS
  ASSET VALUE,    TOTAL     END OF PERIOD          AVERAGE NET         AVERAGE NET     AND/OR FEES REDUCED BY CREDITS
 END OF PERIOD   RETURN+      (IN 000'S)            ASSETS(b)             ASSETS          ALLOWED BY THE CUSTODIAN
  ------------   --------     ------------         -----------       --------------    ------------------------------

$1.00              1.54%       $ 27,597               0.72%*               3.08%*                  0.92%*
 1.00              2.65%         31,353               0.57%                2.63%                   0.89%
 1.00              2.60%         25,441               0.55%*               3.09%*                  0.72%*
 1.00              3.18%         32,134               0.57%                3.14%                   0.71%
 1.00              3.05%         31,974               0.57%                3.01%                   0.72%
 1.00              4.01%         30,988               0.61%                3.39%                   0.81%
 1.00              2.37%         33,612               0.60%                2.33%                   0.76%


 1.00              1.11%            353               1.59%*               2.21%*                  1.79%*
 1.00              1.57%            354               1.56%                1.64%                   1.88%
 1.00              1.79%            212               1.63%*               2.01%*                  1.80%*
 1.00              2.26%             12               1.50%                2.32%                   2.27%
 1.00              2.01%              2               1.53%                1.99%                   4.22%
 1.00              2.83%              1               1.73%                2.12%                   3.66%
 1.00              1.45%              1               1.66%*               1.38%*                  3.61%*

                       See Notes to Financial Statements.

FINANCIAL highlights

CALIFORNIA MONEY FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                     INCOME FROM INVESTMENT OPERATIONS                LESS DISTRIBUTIONS
                                                    -----------------------------------      ------------------------------------
                                     NET                                                        DIVIDENDS
                                 ASSET VALUE,             NET              TOTAL FROM           FROM NET
                                  BEGINNING           INVESTMENT           INVESTMENT          INVESTMENT              TOTAL
                                  OF PERIOD             INCOME             OPERATIONS            INCOME            DISTRIBUTIONS
                                --------------      ---------------      --------------      ---------------      ---------------
CLASS A
04/30/00 (unaudited)                $1.00               $0.012              $0.012              $(0.012)             $(0.012)
10/31/99                             1.00                0.022               0.022               (0.022)              (0.022)
10/31/98(a)                          1.00                0.008               0.008               (0.008)              (0.008)
06/30/98                             1.00                0.027               0.027               (0.027)              (0.027)
06/30/97                             1.00                0.028               0.028               (0.028)              (0.028)
06/30/96                             1.00                0.029               0.029               (0.029)              (0.029)
06/30/95                             1.00                0.028               0.028               (0.028)              (0.028)

CLASS B
04/30/00 (unaudited)                 1.00                0.005##             0.005               (0.005)              (0.005)
10/31/99                             1.00                0.011               0.011               (0.011)              (0.011)
10/31/98(a)                          1.00                0.005               0.005               (0.005)              (0.005)
06/30/98                             1.00                0.019               0.019               (0.019)              (0.019)
06/30/97                             1.00                0.020               0.020               (0.020)              (0.020)
06/30/96                             1.00                0.022               0.022               (0.022)              (0.022)
06/30/95(c)                          1.00                0.020               0.020               (0.020)              (0.020)
----------------
  * Annualized.
 ## Per share numbers have been calculated using the average shares method.
  + Total return is not annualized for periods less than one year. Total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
(a) Fiscal year end changed to October 31 from June 30.
(b) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
(c) On July 1, 1994 the Fund commenced selling Class B shares.

                       See Notes to Financial Statements.

                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                ---------------------------------------------------------------------------------
                                                   RATIO OF         RATIO OF        RATIO OF OPERATING EXPENSES
                                                   OPERATING     NET INVESTMENT    TO AVERAGE NET ASSETS WITHOUT
     NET                        NET ASSETS,       EXPENSES TO       INCOME TO     FEE WAIVERS AND/OR FEES REDUCED
ASSET VALUE,       TOTAL       END OF PERIOD      AVERAGE NET      AVERAGE NET          BY CREDITS ALLOWED
END OF PERIOD     RETURN+        (IN 000'S)        ASSETS(b)         ASSETS              BY THE CUSTODIAN
 -----------     ---------      ------------      -----------      -----------    -------------------------------
    $1.00          1.18%          $35,110            0.75%*           2.36%*                   0.75%*
     1.00          2.24%           34,216            0.81%            2.22%                    0.81%
     1.00          0.99%           37,167            0.73%*           2.31%*                   0.87%*
     1.00          2.73%           37,403            0.82%            2.71%                    0.99%
     1.00          2.81%           42,923            0.85%            2.75%                    1.14%
     1.00          3.00%           51,211            0.85%            2.94%                    1.14%
     1.00          2.79%           48,836            0.85%            2.73%                    1.15%


     1.00          0.51%                1            1.94%*           1.17%*                   1.94%*
     1.00          1.15%               53            1.93%            1.10%                    1.93%
     1.00          0.63%               58            1.60%*           1.44%*                   2.05%*
     1.00          1.96%               63            1.60%            1.88%                    1.82%
     1.00          2.03%               68            1.60%            2.00%                    1.89%
     1.00          2.22%              147            1.60%            2.19%                    1.89%
     1.00          2.04%               79            1.60%            1.98%                    1.90%

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

MONEY MARKET FUND
APRIL 30, 2000 (UNAUDITED)

         PRINCIPAL
           AMOUNT                                                                    VALUE
        -----------                                                             -------------
COMMERCIAL PAPER (DOMESTIC) - 38.0%
        $10,000,000  AIG Funding Inc.,
                       6.040% due 06/23/2000+++ ..............................  $  9,911,078
                     American Express Credit Corporation:
         10,000,000    6.000% due 05/26/2000+++ ..............................     9,958,333
         10,000,000    6.050% due 06/30/2000+++ ..............................     9,899,167
                     Associates First Capital Corporation:
         10,000,000    6.050% due 05/26/2000+++ ..............................     9,957,986
         10,000,000    6.050% due 06/22/2000+++ ..............................     9,912,611
                     Columbia University:
         10,000,000    5.950% due 06/07/2000+++ ..............................     9,938,847
         12,000,000    6.030% due 06/09/2000+++ ..............................    11,921,611
         10,000,000  DaimlerChrysler N.A. Holding,
                       6.060% due 06/19/2000+++ ..............................     9,917,517
                     Ford Motor Credit Corporation:
         10,000,000    6.050% due 06/23/2000+++ ..............................     9,910,931
         10,000,000    6.070% due 06/27/2000+++ ..............................     9,903,892
         10,000,000  General Electric Capital Corporation,
                       6.070% due 05/25/2000+++ ..............................     9,959,533
         10,000,000  Goldman Sachs Group, Inc.,
                       6.180% due 05/23/2000+++ ..............................     9,962,233
         10,000,000  Household Finance Corporation,
                       5.990% due 05/02/2000+++ ..............................     9,998,336
         10,000,000  IBM Corporation,
                       5.950% due 05/30/2000+++ ..............................     9,952,069
         10,000,000  International Lease Finance Corporation,
                       6.060% due 06/28/2000+++ ..............................     9,902,367
         10,000,000  Merrill Lynch & Company Inc.,
                       6.080% due 06/23/2000+++ ..............................     9,910,489
         10,000,000  Private Export Funding Corporation,
                       5.980% due 07/14/2000+++,# ............................     9,877,078
         10,000,000  Windmill Funding Corporation,
                       5.900% due 05/12/2000+++,# ............................     9,981,972
                                                                                ------------
                     Total Commercial Paper
                       (Cost $180,776,050) ...................................   180,776,050
                                                                                ------------
COMMERCIAL PAPER (YANKEE) - 6.1%
         10,000,000  American Honda Finance Corporation,
                       5.860% due 05/11/2000+++ ..............................     9,983,722
         10,000,000  Commerzbank US Finance Inc.,
                       6.020% due 06/19/2000+++ ..............................     9,918,061
          9,000,000  Sharp Electronics Corporation,
                       6.040% due 05/17/2000+++ ..............................     8,975,840
                                                                                ------------
                     Total Commercial Paper (Yankee)
                       (Cost $28,877,623) ....................................    28,877,623
                                                                                ------------
CERTIFICATES OF DEPOSIT (DOMESTIC) - 2.1%
  (Cost $10,000,000)
         10,000,000  US Bank N.A. Minnesota,
                       6.080% due 06/29/2000+++ ..............................    10,000,000
                                                                                ------------
CERTIFICATES OF DEPOSIT (YANKEE) - 6.3%
         10,000,000  Deutsche Bank, NY,
                       6.200% due 06/30/2000+++ ..............................    10,000,805
         20,000,000  Societe Generale NY,
                       6.230% due 06/30/2000+++ ..............................    20,000,656
                                                                                ------------
                     Total Certificates of Deposit (Yankee)
                       (Cost $30,001,461) ....................................    30,001,461
                                                                                ------------
CORPORATE BONDS AND NOTES - 11.7%
         10,000,000  American Honda Finance Corporation, Note,
                       6.0675% due 08/07/2000++,# ............................     9,997,000
          3,500,000  DBSI First Mortgage 1998, Note,
                       6.300% due 07/01/2023++ ...............................     3,500,000
                     Everett Clinic, P.S., Note:
          5,400,000    6.200% due 12/01/2018++ ...............................     5,400,000
          3,700,000    6.200% due 12/01/2021++ ...............................     3,700,000
         10,000,000  First Union National Bank, Note,
                       6.3375% due 09/25/2000++ ..............................    10,000,000
         10,000,000  Goldman Sachs Group, Note,
                       6.4087% due 07/14/2000++,# ............................    10,002,751
          8,000,000  National City Bank, Note,
                       6.3812% due 10/16/2000++ ..............................     8,001,795
          5,000,000  Presbyterian Homes & Services of New Jersey Obligated
                       Group, Revenue Bonds, 1998 Series B1, (Taxable),
                       6.200% due 12/01/2028++ ...............................     5,000,000
                                                                                ------------
                     Total Corporate Bonds and Notes
                       (Cost $55,601,546) ....................................    55,601,546
                                                                                ------------

MEDIUM TERM NOTES - 9.5%
                     Bear Stearns Companies Inc., Series B:
         10,000,000    6.0675% due 05/05/2000++ ..............................    10,000,000
         10,000,000    6.230% due 07/18/2000++ ...............................     9,999,028
          5,000,000  General Electric Capital Corporation,
                       8.660% due 08/08/2000 .................................     5,034,221
         10,000,000  Household Finance Corporation,
                       6.340% due 09/14/2000++ ...............................     9,997,770
         10,000,000  Merrill Lynch & Company Inc.,
                       6.3675% due 03/01/2001++ ..............................    10,014,770
                                                                                ------------
                     Total Medium Term Notes
                       (Cost $45,045,789) ....................................    45,045,789
                                                                                ------------
MUNICIPAL BONDS - 7.6%
          8,200,000  California Housing Finance Agency Revenue, Home Mortgage,
                       Series M, Taxable Bonds,
                       6.130% due 08/01/2019+ ................................     8,200,000
          9,920,000  Santa Rosa, California, Wastewater Revenue, Series A,
                       Taxable Bonds,
                       6.300% due 09/01/2028+ ................................     9,920,000
         12,200,000  South Fulton, Georgia, Municipal Regional Jail Authority,
                       Taxable Revenue Bonds, (Union City Justice Center
                       Project), Series 1999,
                       6.160% due 11/01/2017+ ................................    12,200,000
                     Washington State Housing Finance Community, Multi-family
                       Revenue, Series B, Taxable Bonds:
          2,480,000    (Boardwalk Apartments),
                       6.300% due 09/01/2028+ ................................     2,480,000
          2,100,000    (Cedar Landing),
                       6.300% due 12/01/2028+ ................................     2,100,000
          1,400,000    (Oxford Square),
                       6.300% due 12/01/2028+ ................................     1,400,000
                                                                                ------------
                     Total Municipal Bonds
                       (Cost $36,300,000) ....................................    36,300,000
                                                                                ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.4%
    FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 6.7%
         10,000,000    5.760% due 05/04/2000+++ ..............................     9,995,200
         10,000,000    6.130% due 09/14/2000+++ ..............................     9,768,422
         12,000,000    6.750% due 04/27/2001+++ ..............................    12,000,000
                                                                                ------------
                     Total FHLMCs
                       (Cost $31,763,622)  ...................................    31,763,622
                                                                                ------------
    FEDERAL FARM CREDIT BANK (FFCB) - 5.5%
          5,000,000    5.730% due 06/01/2000  ................................     5,000,000
         10,000,000    5.940% due 06/01/2000  ................................    10,000,000
         11,000,000    6.180% due 08/01/2000 .................................    11,000,000
                                                                                ------------
                     Total FFCBs (Cost $26,000,000)  .........................    26,000,000
                                                                                ------------
    FEDERAL HOME LOAN BANK (FHLB) - 4.2%
         10,000,000    5.950% due 08/24/2000 .................................    10,000,000
         10,000,000    6.700% due 03/30/2001 .................................    10,000,000
                                                                                ------------
                     Total FHLBs
                       (Cost $20,000,000) ....................................    20,000,000
                                                                                ------------
                     Total U.S. Government Agency Obligations
                       (Cost $77,763,622) ....................................    77,763,622
                                                                                ------------
REPURCHASE AGREEMENT - 6.2%
  (Cost $29,724,000)
         29,724,000    Agreement with Goldman Sachs & Company, 5.640% dated
                       04/28/2000, to be repurchased at $29,737,970 on 05/01/2000, collaterialized by $25,580,257 U.S. Treasury Note,
                       7.500% due 11/15/2024 (Market Value $30,446,831) ......    29,724,000
                                                                                ------------
TOTAL INVESTMENTS (COST $494,090,092*) ..............................  103.9%    494,090,092
OTHER ASSETS AND LIABILITIES (NET) ..................................   (3.9)    (18,572,588)
                                                                        ----    ------------
NET ASSETS ..........................................................  100.0%   $475,517,504
                                                                       =====    ============
--------------

  * Aggregate cost for federal tax purposes.
  + Variable rate securities payable upon not more than seven calendar days' notice, and secured by bank letters of credit. The interest rate shown reflects the rate currently in effect.
 ++ Floating rate security whose interest rate is reset periodically based on an index.
+++ Rate represents discount rate at the date of purchase.
  # Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS
TAX-EXEMPT MONEY MARKET FUND
APRIL 30, 2000 (UNAUDITED)

         PRINCIPAL
           AMOUNT                                                                   VALUE
        -----------                                                              -----------
STATE AND MUNICIPAL SECURITIES - 99.0%
    ALABAMA - 1.4%
        $  400,000  North Alabama, Environmental Improvement Authority,
                      Pollution Control Revenue, (Reynold Metals Company),
                      6.000% due 12/01/2000+ ..................................  $   400,000
                                                                                 -----------
    ALASKA - 2.5%
           700,000  Anchorage, Refunding Water Revenue,
                      4.500% due 09/01/2000 ...................................      701,591
                                                                                 -----------
    FLORIDA - 3.9%
           600,000  Dade County, Aviation Revenue, Series A,
                      4.950% due 10/01/2009+ ..................................      600,000
           500,000  Florida, Housing Finance Agency, Refunding Revenue, MFHR,
                      (Oaks), Series A,
                      4.950% due 07/01/2007+ ..................................      500,000
                                                                                 -----------
                                                                                   1,100,000
                                                                                 -----------
    GEORGIA - 1.8%
           500,000  Douglas County, (Judicial & Administration Complex
                      Project), COP,
                      4.375% due 11/01/2000 ...................................      500,304
                                                                                 -----------
    ILLINOIS - 1.4%
           200,000  Chicago, School Finance Authority, Unlimited Tax General
                      Obligation Bonds, Series A,
                      4.700% due 06/01/2000 ...................................      200,133
           200,000  Cook County, High School District, No. 205, Thornton
                      Thruway, Refunding Unlimited Tax General Obligation
                      Bonds, Series B,
                      5.400% due 12/01/2000 ...................................      201,250
                                                                                 -----------
                                                                                     401,383
                                                                                 -----------
    INDIANA - 6.4%
           530,000  Delaware County, Indiana Hospital Authority, Hospital
                      Refunding Revenue, (Cardinal Health System Obligation),
                      4.250% due 08/01/2000 ...................................      530,000
                    Indiana Health Facilities Financing Authority Revenue:
           500,000    (Deaconess Hospital Inc.),
                      5.050% due 01/01/2022+ ..................................      500,000
           245,000    Refunding and Improvement, (Community Hospital),
                      4.700% due 05/15/2001 ...................................      245,487
           500,000  Indiana State, Development Financing Authority Revenue,
                      (Lutheran Education Facilities),
                      5.200% due 10/01/2017+ ..................................      500,000
                                                                                 -----------
                                                                                   1,775,487
                                                                                 -----------
    LOUISIANA - 7.2%
         1,000,000  Ascension Parish, Refunding Pollution Control Revenue,
                      (Borden Inc. Project),
                      5.000% due 12/01/2009+ ..................................    1,000,000
         1,000,000  Louisiana Public Facilities Authority Revenue, Multi-family
                      Mortgage Revenue, (Emberwood),
                      5.000% due 10/01/2022+ ..................................    1,000,000
                                                                                 -----------
                                                                                   2,000,000
                                                                                 -----------
    MASSACHUSETTS - 1.0%
           275,000  Massachusetts State, Unlimited Tax General Obligation
                      Consolidated Loan Bonds,
                      Series C, (Pre-refunded to 12/01/2000 @ 100),
                      7.000% due 12/01/2010 ...................................      279,375
                                                                                 -----------
    MICHIGAN - 11.8%
           500,000  Anchor Bay, School District, School Building & Site,
                      Unlimited Tax General Obligation Bonds, Series I,
                      3.850% due 05/01/2000 ...................................      500,000
           400,000  Michigan State Hospital Finance Authority Revenue,
                      (Hospital Equipment Loan Program), Series A,
                      5.000% due 12/01/2023+ ..................................      400,000
         1,000,000  Michigan State Housing Development Authority, Limited
                      Obligation Revenue, (Laurel Valley),
                      5.000% due 12/01/2007+ ..................................    1,000,000
                    Michigan State Job Development Authority Revenue:
           300,000    (East Lansing Residence),
                      4.350% due 12/01/2014+ ..................................      300,000
           200,000    (Kentwood Residence),
                      4.350% due 11/01/2014+ ..................................      200,000
           620,000  Okemos, Public School District, Unlimited Tax General
                      Obligation Bonds,
                      3.600% due 05/01/2000 ...................................      620,000
           280,000  Tawas, Area Schools, Refunding Unlimited Tax General
                      Obligation Bonds,
                      3.900% due 05/01/2000 ...................................      280,000
                                                                                 -----------
                                                                                   3,300,000
                                                                                 -----------
    MINNESOTA - 5.5%
           550,000  Minnesota State, Unlimited Tax General Obligation Bonds,
                      (Pre-refunded to 08/01/2000 @ 100),
                      7.000% due 08/01/2006 ...................................      554,437
                    St. Paul Minnesota, Housing & Redevelopment Authority,
                      Parking Revenue, Series A,
                      (Pre-refunded to 08/01/2000 @ 102):
           475,000    5.950% due 08/01/2001 ...................................      486,691
           505,000    6.050% due 08/01/2002 ...................................      517,554
                                                                                 -----------
                                                                                   1,558,682
                                                                                 -----------
    MISSOURI - 3.6%
           500,000  Columbia, Water & Electric Revenue, Series B,
                      5.050% due 12/01/2015+ ..................................      500,000
           500,000  Kansas City Industrial Development Authority, Hospital
                      Revenue, (Baptist Health System), Series A,
                      5.150% due 08/01/2018+ ..................................      500,000
                                                                                 -----------
                                                                                   1,000,000
                                                                                 -----------
    NEVADA - 3.1%
           875,000  Clark County, Sanitation District, Refunding, Limited Tax
                      General Obligation Bonds,
                      5.250% due 07/01/2000 ...................................      877,329
                                                                                 -----------
    NEW YORK - 6.1%
           300,000  Jefferson County, Industrial Development Agency Industrial
                      Development Revenue, (Watertown-Carthage TV),
                      4.100% due 12/01/2012+ ..................................      300,000
           500,000  Long Island Power Authority, Electric Systems Revenue,
                      Subordinated Revenue, Series 6,
                      5.950% due 05/01/2033+ ..................................      500,000
           200,000  New York State, Housing Finance Agency, Refunding State
                      University, Construction Revenue, Series A, ETM,
                      7.500% due 11/01/2000 ...................................      203,084
           200,000  New York State, Thruway Authority, Highway & Bridge Trust
                      Fund, Series B,
                      6.000% due 04/01/2001 ...................................      202,933
           500,000  Suffolk County, Industrial Development Agency, Southwest
                      Sewer System Revenue,
                      4.400% due 02/01/2001 ...................................      500,342
                                                                                 -----------
                                                                                   1,706,359
                                                                                 -----------
    NORTH CAROLINA - 4.0%
           500,000  Durham, Water & Sewer Utility System Revenue,
                      5.150% due 12/01/2015+ ..................................      500,000
           620,000  Wake County, Industrial Facilities & Pollution Control
                      Financing Authority Revenue, (Carolina Power & Light
                      Company), Series A,
                      4.950% due 05/01/2015+ ..................................      620,000
                                                                                 -----------
                                                                                   1,120,000
                                                                                 -----------
    TENNESSEE - 4.5%
           250,000  Chattanooga-Hamilton County, Refunding Hospital Authority
                      Revenue, (Erlanger Medical Center),
                      5.000% due 10/01/2000 ...................................      251,179
           500,000  Metropolitan Government Nashville & Davidson County,
                      Industrial Development Board, MFHR, (Chimneytop II),
                      4.500% due 09/01/2006+ ..................................      500,000
           500,000  Metropolitan Nashville Airport Revenue Authority, Special
                      Facilities Revenue, (American Airlines Project),
                      Series B,
                      6.000% due 10/01/2012+ ..................................      500,000
                                                                                 -----------
                                                                                   1,251,179
                                                                                 -----------
    TEXAS - 17.3%
           500,000  Austin County, Industrial Development Corporation,
                      Industrial Development Revenue (Justin Industries, Inc.
                      Project),
                      5.050% due 12/01/2014+ ..................................      500,000
           495,000  Bell County, Health Facilities Development Corporation,
                      Scott & White Memorial Hospital Revenue, Series A,
                      5.250% due 08/15/2000 ...................................      496,471
           200,000  Bremond, Independent School District, Unlimited Tax General
                      Obligation Bonds,
                      7.000% due 08/15/2000 ...................................      201,391
           235,000  Brownsville, Independent School District, Unlimited Tax
                      General Obligation Bonds,
                      7.250% due 08/15/2000 ...................................      237,284
                    Grapevine, Industrial Development Corporation Revenue,
                      (American Airlines Inc.):
           200,000    Series A1,
                      6.000% due 12/01/2024+ ..................................      200,000
           400,000    Series A4,
                      6.000% due 12/01/2024+ ..................................      400,000
           200,000    Series B1,
                      6.000% due 12/01/2024+ ..................................      200,000
           300,000    Series B4,
                      6.000% due 12/01/2024+ ..................................      300,000
           300,000  Harris County, Unlimited Tax General Obligation Bonds, ETM,
                      8.200% due 05/01/2000 ...................................      300,000
           500,000  Lower Neches Valley Authority, Industrial Development
                      Corporation, Pollution Control Revenue, (Neches River
                      Treatment Corporation Project), Series 1994A, (Guaranteed
                      By Mobil Oil Corporation),
                      4.900% due 02/01/2004+,++ ...............................      500,000
           590,000  McLennan County, Junior College, Limited Tax General
                      Obligation Bonds,
                      5.875% due 08/15/2000 ...................................      593,588
           900,000  Texas State, Veterans Housing Assistance
                      Fund I, Unlimited Tax General Obligation Bonds,
                      5.000% due 12/01/2016+ ..................................      900,000
                                                                                 -----------
                                                                                   4,828,734
                                                                                 -----------
    WASHINGTON - 10.9%
         1,000,000  King County, Economic Enterprise Corporation Revenue,
                      (Puget Sound Blood Center Project),
                      5.100% due 04/01/2023+ ..................................    1,000,000
           600,000  Richland, Golf Enterprise Revenue,
                      5.000% due 12/01/2021+ ..................................      600,000
           940,000  Seattle Housing Authority, Low Income Housing Assistance,
                      Revenue, (Bayview Manor Project), Series B,
                      5.000% due 05/01/2019+ ..................................      940,000
           500,000  Washington State, Unlimited Tax General Obligation Bonds,
                      Series 1995C, AT-8 and R-95B,
                      6.500% due 07/01/2000 ...................................      502,179
                                                                                 -----------
                                                                                   3,042,179
                                                                                 -----------
    WISCONSIN - 6.6%
           200,000  Kewaunee, School District, Unlimited Tax General Obligation
                      Bonds,
                      5.000% due 03/01/2001 ...................................      201,045
           500,000  Milwaukee, Metropolitan Sewer District, Unlimited Tax
                      General Obligation Bonds, ETM,
                      6.700% due 10/01/2000 ...................................      504,991
           500,000  Wisconsin State, Health and Educational Facilities
                      Authority Revenue, (Franciscan Health Care), Series A-1,
                      5.000% due 01/01/2016+ ..................................      500,000
           625,000  Wisconsin State, Health and Educational Facilities
                      Authority Revenue, (Wheaton Franciscan Services),
                      5.200% due 08/15/2016+ ..................................      625,000
                                                                                 -----------
                                                                                   1,831,036
                                                                                 -----------
                    Total State and Municipal Securities
                      (Cost $27,673,638) ......................................   27,673,638
                                                                                 -----------

            SHARES
            ------

INVESTMENT COMPANY SECURITY - 0.2%
  (Cost $57,264)
            57,264  Dreyfus Tax-Exempt Cash Management Fund ...................       57,264
                                                                                 -----------
TOTAL INVESTMENTS (COST $27,730,902*) ................................   99.2%    27,730,902
OTHER ASSETS AND LIABILITIES (NET) ...................................    0.8        218,718
                                                                        -----    -----------
NET ASSETS ...........................................................  100.0%   $27,949,620
                                                                        =====    ===========
--------------
 * Aggregate cost for federal tax purposes.
 + Variable rate security that is payable on demand or upon a five business days' notice, and secured by a letter of credit, liquidity agreement or other credit support. The interest rate shown reflects the rate currently in effect.
++ Obligations of various corporations and are not supported by other third party credit agreements.


                      ------------------------------------
                               GLOSSARY OF TERMS

                       COP -- Certificate of Participation
                       ETM -- Escrowed to Maturity
                      MFHR -- Multi-family Housing Revenue
                      ------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

CALIFORNIA MONEY FUND
APRIL 30, 2000 (UNAUDITED)

         PRINCIPAL
          AMOUNT                                                                     VALUE
         ---------                                                                   -----

MUNICIPAL BONDS AND NOTES - 101.1%
    CALIFORNIA - 101.1%
                    Alameda County, Industrial Development Authority Revenue:
        $  900,000    Heat and Control Inc. Project, Series 1995A,
                      5.000% due 11/01/2025+ ..................................  $   900,000
           500,000    JMS Family Partnership, Series A,
                      5.000% due 10/01/2025+ ..................................      500,000
           200,000  Anaheim, COP:
                      Electric Systems Refunding Project,
                      (Pre-refunded to 10/01/2000 @ 102),
                      6.750% due 10/01/2022 ...................................      206,258
                    California Health Facilities Financing Authority:
         1,000,000    Insured Health Facilities Revenue Bonds,
                      (Valleycare Hospital Corporation), Series A, (Pre-
                      refunded to 05/01/2000 @ 102),
                      7.000% due 05/01/2020 ...................................    1,020,000
           100,000    Kaiser Permanente, Series A,
                      (Pre-refunded to 12/01/2010 @ 102),
                      7.000% due 12/01/2010 ...................................      103,780
           800,000    Scripps Health, Insured Revenue Bonds, Series B,
                      4.750% due 10/01/2022+ ..................................      800,000
           150,000    UC Stanford Heath Care Revenue Bonds, Series B,
                      5.000% due 11/15/2000 ...................................      150,780
           500,000  California Housing Finance Agency,
                      Home Mortgage, Series J-2, AMT,
                      4.800% due 08/01/2020+ ..................................      500,000
           800,000  California Pollution Control Financing Authority, Pollution
                      Control Revenue Refunding Bonds:
                      (Pacific Gas & Electric Corporation), Series C,
                      4.900% due 12/01/2016+ ..................................      800,000
                    California State, Unlimited Tax General Obligation Bonds:
            85,000    6.300% due 06/01/2000 ...................................       85,157
           200,000    5.000% due 10/01/2000 ...................................      200,891
           500,000  California State Public Works Board, Lease Revenue Bonds,
                      (California State University), Series C,
                      5.000% due 10/01/2000 ...................................      502,242
           200,000  California Statewide Communities Development Authority
                      Revenue, COP, (John Muir / Mount Diablo Health),
                      5.950% due 08/15/2027+ ..................................      200,000
         1,000,000  California Transportation Finance Authority, Revenue Bonds,
                      5.000% due 10/01/2027+ ..................................    1,000,000
           400,000  Castaic Lake, Water Agency, COP, Water System Improvement
                      Project, (Pre-refunded to 08/01/2000 @ 102),
                      7.125% due 08/01/2016 ...................................      411,134
           900,000  Chula Vista, Charter City Revenue Bonds, Home Depot Inc.
                      Project,
                      4.800% due 12/01/2010+ ..................................      900,000
                    East Bay, Municipal Utility District, Water System
                      Subordinated Revenue Bonds, (Pre-refunded to 06/01/2000 @
                      102):
           535,000    7.500% due 06/01/2018 ...................................      547,678
           580,000    7.600% due 06/01/2020 ...................................      593,793
         1,000,000  Fontana, Special Tax, Community Facilities District No. 3,
                      Series A, (Pre-refunded to 10/01/2000 @ 102),
                      8.700% due 10/01/2015 ...................................    1,039,615
         1,500,000  Fremont, Unified High School District, Santa Clara County,
                      TRAN,
                      3.250% due 06/30/2000 ...................................    1,498,545
           150,000  Glendale, California Insured Refunding Hospital Revenue
                      Bonds, Adventist Health System, Series A,
                      6.450% due 03/01/2001 ...................................      153,034
           900,000  Irvine Ranch, Water District Consolidated Revenue Bonds,
                      5.900% due 08/01/2016+ ..................................      900,000
           600,000  Irvine Ranch, Water District, Nos. 105, 140, 240 & 250,
                      Unlimited Tax General Obligation Bonds,
                      6.000% due 01/01/2021+ ..................................      600,000
         1,000,000  Livermore, MFHR, Portola Meadows Apartments, Series 1989A,
                      4.900% due 05/01/2019+ ..................................    1,000,000
           700,000  Los Angeles County, Pension Obligation, Refunding Revenue,
                      Series C,
                      5.000% due 06/30/2007+ ..................................      700,000
         1,000,000  Los Angeles County, Transportation Commission Sales Tax
                      Refunding Revenue Bonds, Series 1992A,
                      5.000% due 07/01/2012+ ..................................    1,000,000
           880,000  Los Angeles County, Unified School District, COP, Belmont
                      Learning Complex, Series 1997A,
                      4.800% due 12/01/2017+ ..................................      880,000
           700,000  Modesto, Irrigation District Financing Authority Revenue
                      Bonds, Domestic Water Project, Series D,
                      4.250% due 09/01/2000 ...................................      700,742
           100,000  Northern California Transmission Revenue, California-Oregon
                      Transmission Projects, Series A,
                      (Pre-refunded to 05/01/2000 @ 101.50),
                      7.000% due 05/01/2024 ...................................      101,500
         1,000,000  Oakland, Joint Powers Financing Authority, Lease Revenue,
                      Series A-1,
                      5.000% due 08/01/2021+ ..................................    1,000,000
         1,000,000  Orange County, Apartment Development Revenue, (Wood Canyon
                      Villas),
                      5.050% due 12/01/2021+ ..................................    1,000,000
           400,000  Orange County, Sanitation District, COP, Nos. 1-3, 5-7, 11,
                      13 & 14,
                      5.900% due 08/01/2015+ ..................................      400,000
         1,100,000  Orange County, COP, Florence Crittendoc Services,
                      4.750% due 03/01/2016+ ..................................    1,100,000
         1,500,000  Orange County, Fire Authority, TRAN,
                      4.500% due 07/12/2000 ...................................    1,502,994
           100,000  Petaluma, Wastewater Revenue Bonds,
                      4.250% due 05/01/2001 ...................................      100,241
         1,000,000  Rancho Mirage, Joint Powers Financing Authority, COP,
                      Eisenhower Medical Center, Series 1997B,
                      4.750% due 07/01/2022+ ..................................    1,000,000
         2,400,000  Regional Airports Improvement Corporation, Los Angeles
                      Terminal Facilities Completion, (Los Angeles
                      International Airport),
                      6.150% due 12/01/2025+ ..................................    2,400,000
           500,000  Riverside County, Industrial Development Authority Revenue,
                      (Calavo Growers),
                      4.800% due 09/01/2005+ ..................................      500,000
           864,000  Riverside County, Public Facilities Authority, COP, Series B,
                      4.750% due 12/01/2015+ ..................................      864,000
           135,000  Sacramento, Redevelopment Agency Tax Allocation, Merged
                      Downtown, Series A, (Pre-refunded to 11/01/2000 @ 102),
                      6.500% due 11/01/2013 ...................................      139,334
           100,000  San Bernardino, Joint Powers Financing Authority, Tax
                      Allocation Refunding Revenue, Series A,
                      4.450% due 10/01/2000 ...................................      100,221
           250,000  San Diego, GO Refunding Series 1994, Open Space Parking
                      Facilities District No. 1,
                      5.200% due 01/01/2001 ...................................      252,105
           300,000  San Diego, Multi-family Mortgage Revenue Bonds,
                      4.800% due 08/01/2014+ ..................................      300,000
           500,000  San Diego, TAN, Series A,
                      4.250% due 09/29/2000 ...................................      501,755
           730,000  San Diego, Unified School District, 1999-2000 TRAN, Series A,
                      4.250% due 09/29/2000 ...................................      732,097
           500,000  San Dimas, Redevelopment Agency, Diversified Shopping, COP,
                      Refunding,
                      4.800% due 12/01/2005+ ..................................      500,000
         1,000,000  San Francisco City & County, Refunding Housing Revenue
                      Redevelopment Agency, MFHR, (Fillmore Center), Series A-1,
                      4.750% due 12/01/2017+ ..................................    1,000,000
         1,000,000  San Jose, Redevelopment Agency Revenue, Merged Area
                      Redevelopment Project, Series B,
                      4.500% due 07/01/2026+ ..................................    1,000,000
           500,000  San Jose, Santa Clara, Water Financing Authority, Sewer
                      Revenue Bonds, Series B,
                      5.000% due 11/15/2011+ ..................................      500,000
           500,000  South Orange County, Public Financing Authority, Assessment
                      Revenue, Special Re-assessment Bonds,
                      3.700% due 09/02/2000 ...................................      500,000
                    Southern California Public Power Authority Refunding Revenue:
           700,000    Palo Verde Project, Series C,
                      5.000% due 07/01/2017+ ..................................      700,000
           600,000  Transmission Project,
                      (Southern Transmission),
                      5.000% due 07/01/2019+ ..................................      600,000
           400,000  Union City, Industrial Development Authority, IDR,
                      Series A-1,
                      5.150% due 12/01/2006+ ..................................      400,000
           395,000  West Covina, Redevelopment Agency Refunding Lease Revenue
                      Bonds, (Lakes Public Parking Project),
                      4.600% due 08/01/2018+ ..................................      395,000
                                                                                 -----------
                    Total Municipal Bonds and Notes
                      (Cost $35,482,896) ......................................   35,482,896
                                                                                 -----------
          SHARES
          -------
INVESTMENT COMPANY SECURITY - 0.2%
  (Cost $90,885)
            90,885  Dreyfus Basic California Municipal Money Market Fund ......       90,885
                                                                                 -----------
TOTAL INVESTMENTS (COST $35,573,781*) ................................  101.3%    35,573,781
OTHER ASSETS AND LIABILITIES (NET) ...................................   (1.3)      (462,906)
                                                                         ----    -----------
NET ASSETS ...........................................................  100.0%   $35,110,875
                                                                        =====    ===========
--------------
* Aggregate cost for federal tax purposes.
+ Variable rate security that is payable on demand or upon a five business days' notice, and secured by a letter of credit, liquidity agreement or other credit support. The interest rates shown reflects the rate currently in effect.


                   -----------------------------------------
                               GLOSSARY OF TERMS

                    AMT -- Alternative Minimum Tax
                    COP -- Certificate of Participation
                     GO -- General Obligation Bond
                    IDR -- Industrial Development Revenue
                   MFHR -- Multi-family Housing Revenue
                    TAN -- Tax Anticipation Note
                   TRAN -- Tax and Revenue Anticipation Note
                   -----------------------------------------

                       See Notes to Financial Statements.

NOTES to FINANCIAL statements (unaudited)

WM GROUP OF FUNDS

1.  ORGANIZATION AND BUSINESS

WM Trust I ("Trust I") and WM Trust II ("Trust II") (collectively, the "Trusts") were organized under the laws of the Commonwealth of Massachusetts on September 19, 1997 and February 22, 1989, respectively, as business entities commonly known as "Massachusetts business trusts." Trust I and Trust II are each registered under the Investment Company Act of 1940, as amended (The "1940 Act"), as open-end management investment companies. The Trusts consist of 18 funds as follows:

TRUST I                          TRUST II

EQUITY FUNDS                     EQUITY FUNDS
Bond & Stock Fund                Growth Fund
Growth & Income Fund             Small Cap Stock Fund
Growth Fund of the Northwest       (formerly, Emerging Growth)
  (formerly, Northwest Fund)     International Growth Fund
Mid Cap Stock Fund
                                 FIXED INCOME FUNDS
FIXED INCOME FUNDS               Short Term Income Fund
U.S. Government Securities Fund   (formerly, Short Term High Quality Bond Fund)
Income Fund
High Yield Fund                  MUNICIPAL FUNDS
                                 California Municipal Fund
MUNICIPAL FUND                   California Insured Intermediate Municipal Fund
Tax-Exempt Bond Fund             Florida Insured Municipal Fund

MONEY MARKET FUNDS               MONEY MARKET FUND
Money Market Fund                California Money Fund
Tax-Exempt Money Market Fund

Information presented in these financial statements pertains only to the Money Market Funds, hereafter referred to as the "Funds." The financial statements for the Equity Funds, Fixed Income Funds and the Municipal Funds are presented in a separate report.

WM Advisors, Inc. (the "Advisor" or "WM Advisors"), a wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company, serves as investment advisor to the Trusts.

The Money Market Fund offers three classes of shares: Class A shares, Class B shares and Class I shares. The Tax-Exempt Money Market Fund and the California Money Fund currently offer Class A and Class B shares. Class A shares of the Funds are not subject to an initial or contingent deferred sales charge ("CDSC"). Certain Class A shares purchased by exchange from another Fund within the Trusts may be subject to a CDSC if redeemed within two years of purchase. Class B shares are not subject to an initial sales charge although they are generally subject to a CDSC if redeemed within five years of purchase. Class I shares are not available for direct purchase by investors and are not subject to an initial sales charge or CDSC.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:

Securities are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets are valued by the investment advisor under the supervision of the Board of Trustees.

REPURCHASE AGREEMENTS:

Each Fund may engage in repurchase agreement transactions. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit-worthiness of those banks and dealers with whom each Fund enters into repurchase agreements.

ILLIQUID INVESTMENTS:

Up to 10% of the net assets of the Funds may be invested in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain variable rate demand notes having a demand period of more than seven days; and (4) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined below.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be included within the 10% limitation, as applicable, on investments in illiquid securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount accreted less premiums amortized. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Funds are declared daily and paid monthly. Distributions of any net capital gains earned by a Fund are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterizations of distributions made by each Fund as a whole.

FEDERAL INCOME TAXES:

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its taxable and tax-exempt earnings to its shareholders. Therefore, no Federal income tax provision is required.

EXPENSES:

General expenses of the Trusts are allocated to all the Funds based upon relative net assets of each Fund except printing and postage expenses, which are allocated to all the Funds based upon the relative number of shareholder accounts of each Fund. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

3.  INVESTMENT ADVISORY AND OTHER TRANSACTIONS

WM Advisors serves as investment advisor to the Funds. The Advisor is entitled to a monthly fee, in arrears, based on a percentage of the average daily net assets of each Fund at the following rates:

                                    FEES ON NET ASSETS   FEES ON NET ASSETS
                                           UP TO              EXCEEDING
NAME OF FUND                            $1 BILLION           $1 BILLION
------------                            ----------           ----------
Money Market Fund ................         .45%                 .40%
Tax-Exempt Money Market Fund .....         .45%                 .40%

                                    FEES ON NET ASSETS     FEES ON ASSETS
                                           UP TO              EXCEEDING
NAME OF FUND                           $500 MILLION         $500 MILLION
------------                            ----------           ----------
California Money Fund ............         .45%                 .40%

WM Advisors provides administrative services to the Trusts at no additional fee.

The Advisor has agreed to waive a portion of its management fees. Fees waived by the Advisor for the six months ended April 30, 2000 are as follows:

NAME OF FUND                            FEES WAIVED
------------                            -----------
Tax-Exempt Money Market Fund .....        $28,515

WM Shareholder Services, Inc. (the "Transfer Agent") serves as the transfer and shareholder servicing agent of the Funds. Shareholder servicing fees were paid to the Transfer Agent for services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized monthly shareholder servicing fee is $1.65 for both Class A and Class B shareholder accounts. Class I shares are not subject to shareholder servicing fees.

Custodian fees for certain Funds have been reduced by credits allowed by the custodian for uninvested cash balances. These Funds could have invested this cash in income producing investments. Fees reduced by credits allowed by the custodian for the six months ended April 30, 2000 are shown separately in the Statements of Operations.

4.  TRUSTEES' FEES

No director, officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trusts for serving as an officer or Trustee of the Trusts. The Trusts, together with other mutual funds advised by WM Advisors, Inc., pays each Trustee who is not a director, officer or employee of Washington Mutual or its subsidiaries, $18,000 per annum plus $3,000 per board meeting attended and $1,000 per board meeting attended by telephone. The Lead Trustee receives an additional $6,000 per annum. Trustees are also reimbursed for travel and out-of-pocket expenses. The Chairman of each committee receives an additional $500 per committee meeting attended.

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Trust's eligible Trustees may participate in a deferred compensation plan (the "Plan") which may be terminated at any time. Under the Plan, Trustees may elect to defer receipt of all or a portion of their fees which, in accordance with the Plan, are invested in mutual fund shares. Upon termination of the Plan, Trustees that have deferred accounts under the Plan will be paid benefits no later than the time the payments would otherwise have been made without regard to such termination. All benefits provided under these plans are funded and any payments to Plan participants are paid solely out of the Trusts' assets.

5.  DISTRIBUTION PLANS

WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and indirect wholly-owned subsidiary of Washington Mutual, serves as distributor for Class A and B shares. For the six months ended April 30, 2000, the Distributor received $249,546 representing CDSC fees from Class B shares. WM Financial Services, Inc. ("WM Securities) also serves as a registered broker-dealer for the Funds. For the six months ended April 30, 2000, WM Securities received $10,448, representing CDSC fees from Class B shares.

Each of the Funds has adopted two distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A and Class B shares of the Fund (each, a "Rule 12b-1 Plan"), respectively. There are no 12b-1 Plans applicable to the Class I shares of the Funds. Under the applicable Rule 12b-1 Plans, the Distributor receives a service fee at an annual rate of 0.25% of the average daily net assets of both classes. The Trustees have not authorized, and the Funds do not currently pay, service fees with respect to Class A shares. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B shares at an annual rate of 0.75% of the average daily net assets of such shares. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. Because the Distributor may retain any amount of its fee that is not so expended, the Rule 12b-1 Plans are characterized by the SEC as "compensation-type" plans. The service fee is paid by the Fund to the Distributor, which in turn, pays a portion of the service fee to broker/dealers that provide services, such as accepting telephone inquiries and transaction requests and processing correspondences, new account applications and subsequent purchases by check for the shareholders. Under their terms, both the Class A Plan and the Class B Plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively.

6.  SHARES OF BENEFICIAL INTEREST

The Trusts may issue an unlimited number of shares of beneficial interest, each without par value.

As of April 30, 2000, WM Shareholder Services, Inc. owned greater than five percent of the following Fund:

                                            NUMBER OF       PERCENTAGE OF
NAME OF FUND                               FUND SHARES    TOTAL FUND SHARES
------------                               -----------    -----------------

Money Market Fund (Class I) ............    4,482,124          22.07%

7.  GEOGRAPHIC AND INDUSTRY CONCENTRATION AND RISK FACTORS

There are certain risks arising from the concentration of California Money Fund's investments in California municipal securities. The California Money Fund is more susceptible to factors adversely affecting issuers of California municipal securities than a fund that is not concentrated in these issuers to the same extent. Uncertain economic conditions or governmental developments may affect the ability of California municipal securities issuers to meet their financial obligations.

8.  CONTRIBUTION IN KIND

Effective as of the close of business on July 16, 1999, the Griffin Portfolio Builder Accounts (asset allocation accounts that were invested in Class A shares of certain Funds in the WM Group of Funds) redeemed in kind their investments in Class A of the Money Market Fund and contributed these assets to the WM Strategic Asset Management Portfolios (the "Portfolios"). The Portfolios used these contributed assets to acquire shares in Class I of certain Funds in the WM Group of Funds.

[graphic omitted]

This Semi-Annual Report is published for the general information of the shareholders of the WM Group of Funds. It is authorized for distribution to prospective investors only when preceded or accompanied by a current WM Group of Funds prospectus. A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

The WM Group of Funds are not insured by the FDIC. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by WM Funds Distributor, Inc.

Member NASD

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